EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	May 05, 2020	Jun. 13, 2019	May 07, 2019	May 09, 2018	May 04, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends Payable1 [Line Items]
Dividend per share (in $)			$ 0.20	$ 0.10	$ 0
Total (in millions of $)			$ 203	$ 101	$ 0
Dividends paid per share (in $ per share)		$ 0.20
Dividends paid		$ 204
Dividends recognised as distributions to owners		$ 203				$ 357	$ 216	$ 145
Forecast
Dividends Payable1 [Line Items]
Dividend per share (in $)	$ 0.30